Shareholder Report, Holdings (Details) - C000129443	Jun. 30, 2025
78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	19.50%
25160K207 | DWS Government Money Market Series Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.20%
316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.20%
825252406 | Invesco Treasury Portfolio Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.20%
78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	56.50%